Dreyfus International Equity Fund | Dreyfus International Equity Fund
Fund Summary
Investment Objective
The fund seeks long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus International Equity Fund	Class A		Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus International Equity Fund		Class A	Class C	Class I
Management fees		0.80%	0.80%	0.80%
Distribution (12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)	[1]	0.74%	0.79%	0.30%
Total annual fund operating expenses		1.54%	2.34%	1.10%
Fee waiver and/or expense reimbursements	[2]	(0.42%)	(0.44%)	(0.25%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.12%	1.90%	0.85%
[1]	Other expenses includes an administration fee of 0.10% payable to The Dreyfus Corporation.
[2]	The Dreyfus Corporation and The Boston Company Asset Management, LLC have contractually agreed, with respect to each class, to assume the expenses of the class so that such expenses do not exceed an annual rate of 1.12% for Class A, 1.90% for Class C, and .85% for Class I. This agreement will continue in effect, with respect to each class, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation and The Boston Company Asset Management, LLC. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	995	1,329	2,270
Class C	293	688	1,211	2,642
Class I	87	325	582	1,318

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Dreyfus International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	995	1,329	2,270
Class C	193	688	1,211	2,642
Class I	87	325	582	1,318

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 64.52% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are located in the foreign countries represented in the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index and Canada. The portfolio managers employ a bottom-up investment approach using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks. The portfolio managers use country and the sector allocations of the MSCI EAFE Index as a guide, but allocations may differ from those of the MSCI EAFE Index. The fund's stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth trend. The fund may invest up to 20% of its assets in securities of issuers located in emerging market countries.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Foreign investment risk. The fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Effective August 1, 2007, the fund commenced investing directly in portfolio securities. For the period February 1, 2003 to August 1, 2007, the fund operated as a "feeder fund" in a master/feeder fund arrangement, investing all of its investable assets in a "master portfolio" with the same investment objective and policies as the fund and the same investment adviser that is the fund's current investment adviser. These performance figures for the fund represent for such period the performance of the fund as a feeder fund. For periods prior to February 1, 2003, these performance figures for the fund represent solely the performance of the master portfolio (which reflects the performance of its predecessor fund) in which the fund previously invested all of its investable assets. Performance figures for the master portfolio have not been adjusted to reflect the fund's operating expenses; if these expenses had been reflected, such performance would have been lower.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter Q2, 2009: 20.91% Worst Quarter Q4, 2008: -23.82%

Average Annual Total Returns (as of 12/31/12)

After-tax performance is shown only for Class A shares (based on the fund's performance as a feeder fund for the period February 1, 2003 to August 1, 2007, and the master portfolio's performance for periods prior to February 1, 2003, adjusted to reflect the sales load applicable to the fund's Class A shares). After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns Dreyfus International Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	14.64%	(6.20%)	7.14%
Class C	19.66%	(5.84%)	7.00%
Class I	21.94%	(4.88%)	8.09%
After Taxes on Distributions Class A	14.42%	(6.30%)	6.87%
After Taxes on Distributions and Sale of Fund Shares Class A	10.28%	(4.95%)	6.46%
MSCI EAFE®Index reflects no deduction for fees, expenses or taxes	17.32%	(3.69%)	8.21%